Impact of COVID-19 - Additional Information (Detail) $ in Billions	3 Months Ended			12 Months Ended
	Oct. 31, 2020 CAD ($)	Apr. 30, 2020 CAD ($)	Oct. 31, 2019 CAD ($)	Oct. 31, 2020 CAD ($)	Oct. 31, 2019 CAD ($)	Oct. 31, 2020 USD ($)
Disclosure of Impacts of Covid 19 [Line Items]
Goodwill Impairment Charge				$ 248,000,000	$ 135,000,000
Percentage of Co-lending CIBC	20.00%			20.00%		20.00%
Notional amount	$ 5,943,981,000,000			$ 5,943,981,000,000
First Caribbean International Bank Limited [member]
Disclosure of Impacts of Covid 19 [Line Items]
Goodwill Impairment Charge	220,000,000	$ 28,000,000	$ 135,000,000	220,000,000	$ 28,000,000
Additional Goodwill Impairment	220,000,000			220,000,000
CIBC [Member]
Disclosure of Impacts of Covid 19 [Line Items]
Goodwill Impairment Charge		$ 28,000,000
CEBA program [Member]
Disclosure of Impacts of Covid 19 [Line Items]
Maximum Financing Amount	40,000			40,000
Loans and Receivables	2,900,000,000			2,900,000,000
Loan guarantee for small and mediumsized enterprises [Member] | EDC [Member]
Disclosure of Impacts of Covid 19 [Line Items]
Maximum Financing Amount	$ 6,250,000			$ 6,250,000
Percentage of Guarantee on Financing Receivable	80.00%			80.00%		80.00%
Loans outstanding, net of repayments	$ 175,000,000			$ 175,000,000
Notional amount	$ 252,000,000			$ 252,000,000
Co-lend Program [Member] | CIBC [Member]
Disclosure of Impacts of Covid 19 [Line Items]
Percentage of Co-lending CIBC	20.00%			20.00%		20.00%
Co-lend Program [Member] | EDC [Member]
Disclosure of Impacts of Covid 19 [Line Items]
Loans funded	$ 73,000,000			$ 73,000,000
Co-lend Program [Member] | BDC [Member]
Disclosure of Impacts of Covid 19 [Line Items]
Maximum Financing Amount	$ 368,000,000			$ 368,000,000
Percentage of Co-lending BDC	80.00%			80.00%		80.00%
Paycheck Protection Program [Member]
Disclosure of Impacts of Covid 19 [Line Items]
Loans and Receivables						$ 1.9